Subsequent events - Additional Information (Detail) - HSBC Canada [Member] - CAD ($) $ in Billions	Nov. 29, 2022	Sep. 30, 2022
Disclosure of non-adjusting events after reporting period [line items]
Par value of preferred shares and subordinated debt		$ 2.1
Events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	100.00%
Cash transferred	$ 13.5